Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
FACC AG(a)(b)	44,801	$482,854

Air Freight & Logistics — 3.0%
Oesterreichische Post AG(b)	41,446	1,489,809

Banks — 25.2%
BAWAG Group AG(a)(c)	46,922	2,131,744
Erste Group Bank AG(a)	289,154	8,335,849
Raiffeisen Bank International AG(a)	113,294	2,176,487

		12,644,080

Chemicals — 2.9%
Lenzing AG(a)(b)	16,711	1,437,259

Commercial Services & Supplies — 1.4%
DO & CO AG(a)	11,756	714,376

Construction & Engineering — 0.9%
Porr AG(a)(b)	26,812	434,903

Construction Materials — 6.4%
Wienerberger AG	116,224	3,230,989

Diversified Telecommunication Services — 3.0%
Telekom Austria AG	202,485	1,489,606

Electric Utilities — 11.5%
EVN AG	50,320	892,057
Verbund AG	68,847	4,846,576

		5,738,633

Electrical Equipment — 0.9%
Zumtobel Group AG	64,040	478,779

Electronic Equipment, Instruments & Components — 1.9%
AT&S Austria Technologie & Systemtechnik AG	37,090	887,341
Kapsch TrafficCom AG(a)	3,664	54,786

		942,127

Energy Equipment & Services — 1.2%
Schoeller-Bleckmann Oilfield Equipment AG	18,447	606,823

Food Products — 1.0%
Agrana Beteiligungs AG	24,808	495,578

Insurance — 4.8%
UNIQA Insurance Group AG	159,818	1,215,868
Vienna Insurance Group AG Wiener Versicherung Gruppe	49,249	1,177,054

		2,392,922

Security	Shares	Value

Machinery — 7.2%
ANDRITZ AG	51,653	$2,183,563
Palfinger AG	22,017	665,002
Semperit AG Holding(a)	26,731	767,415

		3,615,980

Metals & Mining — 4.3%
voestalpine AG	67,966	2,182,116

Oil, Gas & Consumable Fuels — 10.2%
OMV AG	149,823	5,089,797

Real Estate Management & Development — 10.2%
CA Immobilien Anlagen AG	61,770	2,146,482
IMMOFINANZ AG(a)	101,481	1,896,136
S IMMO AG	57,190	1,068,574

		5,111,192

Total Common Stocks — 97.0% (Cost: $62,793,922)		48,577,823

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	3,208,444	3,210,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,000	10,000

		3,220,370

Total Short-Term Investments — 6.5% (Cost: $3,220,810)		3,220,370

Total Investments in Securities — 103.5% (Cost: $66,014,732)		51,798,193

Other Assets, Less Liabilities — (3.5)%		(1,728,364)

Net Assets — 100.0%		$50,069,829

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,925,304	$286,330	(a)	$—		$(887)	$(377)	$3,210,370	3,208,444	$37,983	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—		0	(a)	—	—	10,000	10,000	2		—

						$(887)	$(377)	$3,220,370		$37,985		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	36	12/18/20	$ 1,509	$111,217

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,577,823	$—	$—	$48,577,823
Money Market Funds	3,220,370	—	—	3,220,370

	$51,798,193	$—	$—	$51,798,193

Derivative financial instruments(a)
Assets
Futures Contracts	$111,217	$—	$—	$111,217

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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